Other investment	12 Months Ended
Mar. 31, 2018
Other investment
Other investment

10Other investment

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Unlisted equity securities, at cost	189,129	189,129	30,152

As of March 31, 2017 and 2018, the Group owned 24% equity interest of Shandong Province Qilu Stem Cells Engineering Co., Ltd. (“Qilu Stem Cells”), which operates a cord blood bank in the Shandong province, the PRC. Since the Group does not have any representation in the board of directors and does not have significant influence over the financial and operating decisions of Qilu Stem Cells, the investment is stated at cost as the equity interests do not have a readily determinable fair value. The Group performed an impairment assessment based on Qilu Stem Cells’s operational performance, local demographic trend and the economic environment of the Shandong province and no impairment indicator was identified for the years ended March 31, 2017 and 2018, respectively.

Dividend declared and paid by Qilu Stem Cells during the year ended March 31, 2016 of RMB31,800 were recognized in dividend income in the consolidated statements of comprehensive income. No dividend income was received from Qilu Stem Cells during the years ended March 31, 2017 and 2018.